Shareholders’ Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Authorized capital shares amount	$ 50,000
Ordinary shares authorized	62,500,000	62,500,000
Ordinary shares par value	$ 0.0008	$ 0.0008